DERIVATIVE ASSETS AND LIABILITIES - Fair Value (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value of financial assets and liabilities
Transfers into out of Level 1 assets and liabilities	$ 0	$ 0
Transfers into out of level 2 assets and liabilities	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial assets, at fair value	245,504,291	282,298,832
Financial liabilities, at fair value	114,492,635	758,663
Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	245,504,291	282,298,832
Financial liabilities, at fair value	114,492,635	758,663
Financial Liabilities Other Current
Fair value of financial assets and liabilities
Financial liabilities, at fair value	2,317,577	758,663
Financial Liabilities Other Current | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	2,317,577	758,663
Financial Liabilities Other Non Current
Fair value of financial assets and liabilities
Financial liabilities, at fair value	112,175,058
Financial Liabilities Other Non Current | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	112,175,058
Other financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	170,206,554	961,705
Other financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	170,206,554	961,705
Financial Assets Other Noncurrent
Fair value of financial assets and liabilities
Financial assets, at fair value	75,297,737	281,337,127
Financial Assets Other Noncurrent | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	$ 75,297,737	$ 281,337,127